Borrowings - Lease liabilities rollforward (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Current lease liabilities at beginning of period	€ 3,056	€ 3,116
New Leases, current	3,583	3,731
Cash flows, current	(5,331)	(4,945)
Reclassifications, current	1,856	1,127
Effect of translation, current	(198)	27
Current lease liabilities at end of period	2,966	3,056
Non-current lease liabilities at beginning of period	6,127	6,031
New leases, non-current	4,391	1,144
Reclassifications, non-current	(1,856)	(1,127)
Effect of translation, non-current	(712)	79
Non-current lease liabilities at end of period	7,950	6,127
Lease liabilities, beginning of period	9,183	9,147
New leases, total	7,974	4,875
Cash flows, total	(5,331)	(4,945)
Effect of translation, total	(910)	106
Lease liabilities, end of period	10,916	9,183
Interest expense on lease liabilities	€ 1,328	€ 1,293